Offsets	Jul. 22, 2026 USD ($)
Offset: 1
Offset Payment:
Offset Claimed	true
Rule 457(p) Offset	true
Registrant or Filer Name	Ambow Education Holding Ltd.
Form or Filing Type	F-3
File Number	333-291011
Initial Filing Date	Oct. 22, 2025
Fee Offset Claimed	$ 11,048.00
Security Type Associated with Fee Offset Claimed	Unallocated (Universal) Shelf
Security Title Associated with Fee Offset Claimed	Class A Ordinary Shares, Preferred Shares, Warrants, Subscription Rights, Units, Debt Securities
Termination / Withdrawal Statement	The prior registration statement registered securities having an aggregate offering amount of $80,000,000, none of which have been sold. The offering under the prior registration statement has been terminated and the unsold securities thereunder are no longer available for offer or sale.
Offset: 2
Offset Payment:
Offset Claimed	false
Rule 457(p) Offset	true
Registrant or Filer Name	Ambow Education Holding Ltd.
Form or Filing Type	F-3
File Number	333-291011
Filing Date	Oct. 22, 2025
Fee Paid with Fee Offset Source	$ 11,048.00
Offset Note	Pursuant to Rule 457(p) under the Securities Act, the Registrant is offsetting against the registration fee otherwise due under this Registration Statement by $11,048, an amount equal to the registration fee previously paid in connection with unsold securities registered pursuant to the Registrant’s Registration Statement on Form F-3 (File No. 333-291011), initially filed with the Securities and Exchange Commission on October 22, 2025 and declared effective on December 1, 2025.